Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accounting Policies
Accounting Policies
The accompanying combined consolidated financial statements have been prepared in accordance with GAAP for interim financial information set forth in the Accounting Standards Codification (“ASC”), as published by the Financial Accounting Standards Board (“FASB”), and with the SEC instructions to Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement of results for the interim periods have been included. Operating results for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015. The accompanying combined consolidated financial statements and related notes should be read in conjunction with our audited combined consolidated financial statements and notes thereto included in the Information Statement.
Principles of Combination and Consolidation and Basis of Presentation
For periods prior to our separation from Ventas, the accompanying unaudited combined consolidated financial statements of the CCP Business do not represent the financial position and results of operations of a legal entity, but rather a combination of entities under common control that have been “carved out” of Ventas’s consolidated financial statements and reflect significant assumptions and allocations. All intercompany transactions and balances have been eliminated in consolidation, and our net income is reduced by the portion of net income attributable to noncontrolling interests.
For periods prior to our separation from Ventas, the combined consolidated financial statements include the attribution of certain assets and liabilities that were historically held at the Ventas corporate level, but which were specifically identifiable or attributable to us. All transactions between us and Ventas were considered to be effectively settled in the combined consolidated financial statements at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected as net contribution from or distribution to parent in the combined consolidated statements of cash flows as a financing activity and in the combined consolidated balance sheet as net parent investment. No other related party transactions or relationships are reflected in the combined consolidated financial statements.
For periods prior to our separation from Ventas, the combined consolidated financial statements include an allocation of expenses related to certain Ventas corporate functions, including executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated pro rata primarily on the basis of revenue, headcount or other measures. We consider the expense methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had we operated as an independent, publicly traded company for those periods. We believe that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what our financial position, results of operations or cash flows would have been if we had been a standalone company during the full periods presented, nor are they necessarily indicative of our future results of operations, financial position or cash flows.
For periods subsequent to our separation from Ventas, the accompanying consolidated financial statements include our accounts and the accounts of our wholly owned subsidiaries and the joint venture entities over which we exercise control. All intercompany transactions and balances have been eliminated in consolidation, and our net income is reduced by the portion of net income attributable to noncontrolling interests.
Noncontrolling Interests
We present the portion of any equity that we do not own in entities that we control (and thus consolidate) as noncontrolling interests and classify this interest as a component of consolidated equity, separate from total CCP equity, on our combined consolidated balance sheets. For consolidated joint ventures with pro rata distribution allocations, net income or loss is allocated between the joint venture partners based on their respective stated ownership percentages. We account for purchases or sales of equity interests that do not result in a change of control as equity transactions, through net parent investment for periods prior to our separation from Ventas and through capital in excess of par value for periods subsequent to our separation from Ventas. In addition, we include net income attributable to the noncontrolling interests in net income in our combined consolidated statements of income.
As of September 30, 2015 and 2014, we had controlling interests in two joint venture entities that owned a total of six SNFs. The noncontrolling interest percentages for these joint ventures were 6.82% and 49.0%, respectively, at September 30, 2015 and September 30, 2014.
Accounting Estimates
The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions regarding future events that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. We base these estimates on our experience and assumptions we believe to be reasonable under the circumstances. However, if our judgment or interpretation of the facts and circumstances relating to various transactions or other matters had been different, we may have applied a different accounting treatment, resulting in a different presentation of our financial statements. We periodically reevaluate our estimates and assumptions, and in the event they prove to be different from actual results, we make adjustments in subsequent periods to reflect more current estimates and assumptions about matters that are inherently uncertain.
Net Real Estate Property
Our investment in net real estate property is recorded on our combined consolidated balance sheets at historical cost, less accumulated depreciation and amortization. These real estate assets are initially measured upon their acquisition. We account for acquisitions using the acquisition method and allocate the cost of the businesses acquired among tangible and recognized intangible assets and liabilities based upon their estimated fair values as of the acquisition date.

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Land—We determine the value of land either by considering the sales prices of similar properties in recent transactions or based on internal analyses of recently acquired and existing comparable properties within our portfolio.

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Buildings—We estimate the fair value of buildings acquired on an as-if-vacant basis and depreciate the building value over the estimated remaining life of the building, generally not to exceed 35 years.

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Other tangible fixed assets—We determine the allocated value of other fixed assets, such as site improvements and furniture, fixtures and equipment, based upon the replacement cost and depreciate such value over the assets' estimated remaining useful lives as determined at the applicable acquisition date.

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In-place lease intangibles—The value of in-place leases reflects our estimate of the cost to obtain tenants and an estimated value of the absorption period to reflect the value of the rent and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant. We amortize these intangibles through amortization expense over the remaining life of the associated lease plus assumed bargain renewal periods, if any.

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Market lease intangibles—We estimate the value of any above and/or below market leases by discounting the difference between the estimated market rent and in-place lease rent. We amortize these intangibles to revenue over the remaining life of the associated lease plus any assumed bargain renewal periods, if any. If a lease is terminated prior to its stated expiration or not renewed upon expiration, we recognize all unamortized amounts of lease-related intangibles associated with that lease in operations at that time.

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Purchase option intangibles—We estimate the fair value of purchase option intangible liabilities by discounting the difference between the applicable property's acquisition date fair value and an estimate of its future option price. We do not amortize the resulting intangible liability over the term of the lease, but rather adjust the recognized value of the asset or liability upon sale.

•	Goodwill—Goodwill represents the excess of the purchase price paid over the fair value of the net assets of the acquired business. We do not amortize goodwill.
Impairment of Long-Lived and Intangible Assets and Goodwill
We periodically evaluate our long-lived assets, primarily consisting of investments in real estate, for impairment indicators. If indicators of impairment are present, we evaluate the carrying value of the related real estate investments in relation to the future undiscounted cash flows of the underlying operations. In performing this evaluation, we consider market conditions and our current intentions with respect to the retention or disposition of the asset. We adjust the net book value of leased properties and other long-lived assets to fair value if the sum of the expected future undiscounted cash flows, including sales proceeds, is less than book value. We recognize any shortfall from carrying value as an impairment loss in the current period. We recognized impairments of $3.8 million and $4.3 million for the three months ended September 30, 2015 and 2014, respectively, and $16.7 million and $8.8 million for the nine months ended September 30, 2015 and 2014, respectively, which are recorded primarily as a component of depreciation and amortization.
If impairment indicators arise with respect to intangible assets with finite useful lives, we evaluate impairment by comparing the carrying amount of the asset to the estimated future undiscounted net cash flows expected to be generated by the asset. If estimated future undiscounted net cash flows are less than the carrying amount of the asset, then we estimate the fair value of the asset and compare the estimated fair value to the intangible asset's carrying value. We recognize any shortfall from carrying value as an impairment loss in the current period.
We test goodwill for impairment at least annually, and more frequently if indicators arise. We first assess qualitative factors, such as current macroeconomic conditions, state of the equity and capital markets and our overall financial and operating performance, to determine the likelihood that the fair value of the reporting unit is less than its carrying amount. If we determine it is more likely than not that the fair value of the reporting unit is less than its carrying amount, we proceed with the two-step approach to evaluating impairment. First, we estimate the fair value of the reporting unit and compare it to the reporting unit's carrying value. If the carrying value exceeds fair value, we proceed with the second step, which requires us to assign the fair value of the reporting unit to all of the assets and liabilities of the reporting unit as if it had been acquired in a business combination at the date of the impairment test. The excess fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied value of goodwill and is used to determine the amount of impairment. We recognize an impairment loss to the extent the carrying value of goodwill exceeds the implied value in the current period.
Estimates of fair value used in our evaluation of goodwill, real estate investments and intangible assets are based upon discounted future cash flow projections or other acceptable valuation techniques that are based, in turn, upon level three inputs in the fair value hierarchy (as described below), such as revenue and expense growth rates, capitalization rates, discount rates or other available market data. Our ability to accurately predict future operating results and cash flows and to estimate and allocate fair values impacts the timing and recognition of impairments. While we believe our assumptions are reasonable, changes in these assumptions may have a material impact on our financial results.
Assets Held for Sale
We may sell properties from time to time for various reasons, including favorable market conditions or the exercise of purchase options by tenants. We classify certain long-lived assets as held for sale once the criteria, as defined by GAAP, have been met. Long-lived assets to be disposed of are reported at the lower of their carrying amount or fair value minus cost to sell and are no longer depreciated.
Net Investment in Direct Financing Lease
We own one SNF under a lease agreement that is classified as a direct financing lease, as the tenant has a purchase obligation at the end of the lease term. The net investment in direct financing lease is recorded as a receivable on our combined consolidated balance sheets and represents the total undiscounted rental payments (including the tenant's purchase obligation), plus the estimated unguaranteed residual value, less the unearned lease income. Unearned lease income represents the excess of the minimum lease payments and residual values over the cost of the investment. Unearned lease income is deferred and amortized to income over the lease term to provide a constant yield when collectability of the lease payments is reasonably assured. Income from our net investment in direct financing lease was $0.6 million and $0.6 million for the three months ended September 30, 2015 and 2014, respectively, and $1.8 million and $1.8 million for the nine months ended September 30, 2015 and 2014, respectively.
Loans Receivable
We determine the fair value of loans receivable acquired in connection with a business combination by discounting the estimated future cash flows using current interest rates at which similar loans with the same terms and length to maturity would be made to borrowers with similar credit ratings. We do not establish a valuation allowance at the acquisition date, as the amount of estimated future cash flows reflects our judgment regarding their uncertainty. We recognize the difference between the acquisition date fair value and the total expected cash flows as interest income using the effective interest method over the life of the applicable loan. We immediately recognize in income any unamortized balances if the loan is repaid before its contractual maturity.
Subsequent to the acquisition date, we evaluate changes regarding the uncertainty of future cash flows and the need for a valuation allowance, as appropriate. We regularly evaluate the collectability of loans receivable based on factors such as corporate and facility-level financial and operational reports, compliance with financial covenants set forth in the applicable loan agreement, the financial strength of the borrower and any guarantors, the payment history of the borrower and current economic conditions. If our evaluation of these factors indicates it is probable that we will not be able to collect all amounts due under the terms of the applicable loan agreement, we provide a reserve against the portion of the receivable that we estimate may not be collected.
Centralized Cash Management
For periods prior to our separation from Ventas, we and our wholly owned subsidiaries had been subject to Ventas’s centralized cash management system. All payments were controlled and made by Ventas, resulting in intercompany transactions between us and Ventas that did not settle in cash. The net effect of these intercompany transactions is reflected in net contribution from or net distribution to parent on our combined consolidated statements of cash flows and combined consolidated statements of equity.
For periods prior to our separation from Ventas, the cash balances contained in our combined consolidated balance sheets relate to our joint venture entities that did not participate in the centralized cash management system. For periods subsequent to our separation from Ventas, we maintain our own centralized cash management system, in addition to the separate cash accounts associated with our joint venture entities.
Tenant Deposits
Tenant deposits consist of security deposits and amounts provided by our tenants for future real estate tax and insurance expenditures and tenant improvements related to our properties and their operations.
Fair Values of Financial Instruments
Fair value is a market-based measurement, not an entity-specific measurement, and we determine fair value based on the assumptions that we expect market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, GAAP establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).
Level one inputs utilize unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access. Level two inputs are inputs other than quoted prices included in level one that are directly or indirectly observable for the asset or liability. Level two inputs may include quoted prices for similar assets and liabilities in active markets and other inputs for the asset or liability that are observable at commonly quoted intervals, such as interest rates and yield curves. Level three inputs are unobservable inputs for the asset or liability, which typically are based on our own assumptions, because there is little, if any, related market activity. If the determination of the fair value measurement is based on inputs from different levels of the hierarchy, the level within which the entire fair value measurement falls is the lowest level input that is significant to the fair value measurement in its entirety. If the volume and level of market activity for an asset or liability has decreased significantly relative to the normal market activity for such asset or liability (or similar assets or liabilities), then transactions or quoted prices may not accurately reflect fair value. In addition, if there is evidence that a transaction for an asset or liability is not orderly, little, if any, weight is placed on that transaction price as an indicator of fair value. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
We use the following methods and assumptions in estimating the fair value of our financial instruments.

•	Cash—The carrying amount of cash reported on our combined consolidated balance sheets approximates fair value.

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Loans receivable—We estimate the fair value of loans receivable using level two and level three inputs: we discount future cash flows using current interest rates at which similar loans with the same terms and length to maturity would be made to borrowers with similar credit ratings.

Revenue Recognition
Triple-Net Leased Properties
Certain of our triple-net leases provide for periodic and determinable increases in base rent. We recognize base rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is reasonably assured. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in other assets on our combined consolidated balance sheets.
Our remaining leases provide for periodic increases in base rent only if certain revenue parameters or other substantive contingencies are met. We recognize the increased rental revenue under these leases as the related parameters or contingencies are met, rather than on a straight-line basis over the applicable lease term.
We recognize income from rent, lease termination fees and all other income when all of the following criteria are met in accordance with SEC Staff Accounting Bulletin 104: (i) the applicable agreement has been fully executed and delivered; (ii) services have been rendered; (iii) the amount is fixed or determinable; and (iv) collectibility is reasonably assured.
Allowances
We assess our rent receivables, including straight-line rent receivables, to determine whether an allowance is appropriate. We base our assessment of rent receivables (other than straight-line rent receivables) on several factors, including, among other things, payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, if any, and current economic conditions, including government reimbursement. If our evaluation of these factors indicates it is probable that we may not be able to recover the full value of the receivable, we provide an allowance against the portion of the receivable that we estimate may not be recovered. We also base our assessment of straight-line rent receivables on several factors, including, among other things, the financial strength of the tenant and any guarantors, the historical operations and operating trends of the property, the historical payment pattern of the tenant and the type of property. If our evaluation of these factors indicates it is probable that we may not be able to receive the rent payments due in the future, we provide an allowance against the recognized straight-line rent receivable asset for the portion, up to its full value, that we estimate may not be recovered. If we change our assumptions or estimates regarding the collectibility of future rent payments required by a lease, we may adjust the allowance to increase or reduce the rental revenue recognized in the period we make such change in our assumptions or estimates.
Loans
We recognize interest income from loans, including discounts and premiums, using the effective interest method when collectability is reasonably assured. We apply the effective interest method on a loan-by-loan basis and recognize discounts and premiums as yield adjustments over the related loan term. We recognize interest income on an impaired loan to the extent our estimate of the fair value of the collateral is sufficient to support the balance of the loan, other receivables and all related accrued interest. When the balance of the loan, other receivables and all related accrued interest is equal to or less than our estimate of the fair value of the collateral, we recognize interest income on a cash basis. We provide a reserve against an impaired loan to the extent our total investment in the loan exceeds our estimate of the fair value of the loan collateral.
Federal Income Tax
Ventas elected to be treated as a REIT under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), for every year beginning with the year ended December 31, 1999. Accordingly, with respect to periods prior to our separation from Ventas, Ventas generally was not subject to federal income tax. We intend to elect to be treated as a REIT under the applicable provisions of the Code, beginning with the year ending December 31, 2015.
Segment Reporting
As of September 30, 2015 and December 31, 2014, we operated through a single reportable business segment: triple-net leased properties. We invest in SNFs and other healthcare properties throughout the United States and lease those properties to healthcare operating companies under “triple-net” or “absolute-net” leases that obligate the tenants to pay all property-related expenses.
Recently Issued or Adopted Relevant Accounting Standards
In 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue From Contracts With Customers (“ASU 2014-09”), which outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU 2014-09 states that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” While ASU 2014-09 specifically references contracts with customers, it may apply to certain other transactions such as the sale of real estate or equipment. In July 2015, the FASB provided for a one-year deferral of the effective date for ASU 2014-09, which is now effective for us beginning January 1, 2018. We are continuing to evaluate this guidance; however, we do not expect its adoption to have a significant impact on our combined consolidated financial statements, as substantially all of our revenue consists of rental income from leasing arrangements, which are specifically excluded from ASU 2014-09.
In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”), which makes certain changes to both the variable interest model and the voting model including changes to (1) the identification of variable interests (fees paid to a decision maker or service provider), (2) the variable interest entity characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. ASU 2015-02 is effective for us beginning January 1, 2016. We are continuing to evaluate this guidance; however, we do not expect its adoption to have a significant impact on our combined consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct reduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. We elected to adopt this new guidance as of August 18, 2015. As a result, our term loans and other debt is presented net of $19.6 million of unamortized debt issuance costs.
In addition, Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 13(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), for complying with new or revised accounting standards. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected not to take advantage of the benefits of this extended transition period and, therefore, will be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies. This election is irrevocable.

Note 2—Accounting Policies

Principles of Combination and Consolidation and Basis of Presentation

        The accompanying historical combined consolidated financial statements of the SpinCo Business do not represent the financial position and results of operations of a legal entity, but rather a combination of entities under common control that have been "carved out" of Ventas's consolidated financial statements and reflect significant assumptions and allocations. All intercompany transactions and balances have been eliminated in consolidation, and our net income is reduced by the portion of net income attributable to noncontrolling interests.

        These combined consolidated financial statements include the attribution of certain assets and liabilities that have historically been held at the Ventas corporate level, but which are specifically identifiable or attributable to us. All transactions between Ventas and SpinCo are considered to be effectively settled in the combined consolidated financial statements at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected as net distribution to Parent in the combined consolidated statements of cash flows as a financing activity and in the combined consolidated balance sheet as net parent investment. No other related party transactions or relationships are reflected in our combined consolidated financial statements.

        These combined consolidated financial statements include an allocation of expenses related to certain Ventas corporate functions, including executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount or other measures. We consider the expense methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had we operated as an independent, publicly traded company for the periods presented. We believe that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what our financial position, results of operations or cash flows would have been if we had been a standalone company during the periods presented, nor are they necessarily indicative of our future results of operations, financial position or cash flows.

Noncontrolling Interests

        We present the portion of any equity that we do not own in entities that we control (and thus consolidate) as noncontrolling interests and classify those interests as a component of consolidated equity, separate from total SpinCo equity, on our combined consolidated balance sheets. For consolidated joint ventures with pro rata distribution allocations, net income or loss is allocated between the joint venture partners based on their respective stated ownership percentages. We account for purchases or sales of equity interests that do not result in a change of control as equity transactions, through net parent investment. In addition, we include net income attributable to the noncontrolling interest in net income in our combined consolidated statements of income.

        As of December 31, 2014, we had controlling interests in two joint venture entities that owned a total of six SNFs. The noncontrolling interest ownership percentages for these joint ventures are 6.82% and 49%, respectively.

        During 2013, we acquired the noncontrolling interest of another joint venture entity that owned five SNFs and one seniors housing community for $2.9 million.

Accounting Estimates

        The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions regarding future events that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. We base these estimates on our experience and assumptions we believe to be reasonable under the circumstances. However, if our judgment or interpretation of the facts and circumstances relating to various transactions or other matters had been different, we may have applied a different accounting treatment, resulting in a different presentation of our financial statements. We periodically reevaluate our estimates and assumptions, and in the event they prove to be different from actual results, we make adjustments in subsequent periods to reflect more current estimates and assumptions about matters that are inherently uncertain.

Net Real Estate Property

        Our investment in net real estate property is recorded on our combined consolidated balance sheets at historical cost. These real estate assets are initially measured upon their acquisition. We account for acquisitions using the acquisition method and allocate the cost of the businesses acquired among tangible and recognized intangible assets and liabilities based upon their estimated fair values as of the acquisition date.

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  Land—We determine the value of land either by considering the sales prices of similar properties in recent transactions or based on internal analyses of recently acquired and existing comparable properties within our portfolio.

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  Buildings—We estimate the fair value of buildings acquired on an as-if-vacant basis and depreciate the building value over the estimated remaining life of the building, generally not to exceed 35 years.

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  Other tangible fixed assets—We determine the allocated value of other fixed assets, such as site improvements and furniture, fixtures and equipment, based upon the replacement cost and depreciate such value over the assets' estimated remaining useful lives as determined at the applicable acquisition date.

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  In-place lease intangibles—The value of in-place leases reflects our estimate of the cost to obtain tenants, including leasing commissions, and an estimated value of the absorption period to reflect the value of the rent and recovery costs foregone during a reasonable lease-up period as if the acquired space was vacant. We amortize these intangibles through amortization expense over the remaining life of the associated lease plus assumed bargain renewal periods, if any.

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  Market lease intangibles—We estimate the value of any above and/or below market leases by discounting the difference between the estimated market rent and in-place lease rent. We amortize these intangibles to revenue over the remaining life of the associated lease plus any assumed bargain renewal periods, if any. If a lease is terminated prior to its stated expiration or not renewed upon expiration, we recognize all unamortized amounts of lease-related intangibles associated with that lease in operations at that time.

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  Purchase option intangibles—We estimate the fair value of purchase option intangible liabilities by discounting the difference between the applicable property's acquisition date fair value and an estimate of its future option price. We do not amortize the resulting intangible liability over the term of the lease, but rather adjust the recognized value of the asset or liability upon sale.

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  Goodwill—Goodwill represents the excess of the purchase price paid over the fair value of the net assets of the acquired business. We do not amortize goodwill.

Impairment of Long-Lived and Intangible Assets and Goodwill

        We periodically evaluate our long-lived assets, primarily consisting of investments in real estate, for impairment indicators. If indicators of impairment are present, we evaluate the carrying value of the related real estate investments in relation to the future undiscounted cash flows of the underlying operations. In performing this evaluation, we consider market conditions and our current intentions with respect to holding or disposing of the asset. We adjust the net book value of leased properties and other long-lived assets to fair value if the sum of the expected future undiscounted cash flows, including sales proceeds, is less than book value. We recognize any shortfall from carrying value as an impairment loss in the current period. We recognized total impairments of $8.8 million, $5.6 million and $13.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, which are reported primarily in depreciation and amortization in our combined consolidated statements of income. The impairment charges in 2014 relate to three properties classified as held for sale as of December 31, 2014 and one property that was sold in 2014. $4.6 million of the 2012 impairment charges relate to three SNFs and four seniors housing communities that were sold in 2013.

        If impairment indicators arise with respect to intangible assets with finite useful lives, we evaluate impairment by comparing the carrying amount of the asset to the estimated future undiscounted net cash flows expected to be generated by the asset. If estimated future undiscounted net cash flows are less than the carrying amount of the asset, then we estimate the fair value of the asset and compare the estimated fair value to the intangible asset's carrying value. We recognize any shortfall from carrying value as an impairment loss in the current period.

        We test goodwill for impairment at least annually, and more frequently if indicators arise. We first assess qualitative factors, such as current macroeconomic conditions, state of the equity and capital markets and our overall financial and operating performance, to determine the likelihood that the fair value of the reporting unit is less than its carrying amount. If we determine it is more likely than not that the fair value of the reporting unit is less than its carrying amount, we proceed with the two-step approach to evaluating impairment. First, we estimate the fair value of the reporting unit and compare it to the reporting unit's carrying value. If the carrying value exceeds fair value, we proceed with the second step, which requires us to assign the fair value of the reporting unit to all of the assets and liabilities of the reporting unit as if it had been acquired in a business combination at the date of the impairment test. The excess fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied value of goodwill and is used to determine the amount of impairment. We recognize an impairment loss to the extent the carrying value of goodwill exceeds the implied value in the current period. We did not recognize any impairment of goodwill for the years ended December 31, 2014, 2013, and 2012.

        Estimates of fair value used in our evaluation of goodwill, real estate investments and intangible assets are based upon discounted future cash flow projections or other acceptable valuation techniques that are based, in turn, upon level three inputs in the fair value hierarchy (as described below), such as revenue and expense growth rates, capitalization rates, discount rates or other available market data. Our ability to accurately predict future operating results and cash flows and to estimate and allocate fair values impacts the timing and recognition of impairments. While we believe our assumptions are reasonable, changes in these assumptions may have a material impact on our financial results.

Assets Held for Sale and Discontinued Operations

        We may sell properties from time to time for various reasons, including favorable market conditions or the exercise of purchase options by tenants. We classify certain long-lived assets as held for sale once the criteria, as defined by GAAP, have been met. Long-lived assets to be disposed of are reported at the lower of their carrying amount or fair value minus cost to sell and are no longer depreciated.

        In 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity ("ASU 2014-08"), which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is defined as: (1) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity's operations and financial results; or (2) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. The Combined Consolidated Financial Statements reflect the adoption of ASU 2014-08 as of January 1, 2012. There were no properties that met the definition of discontinued operations for any of the periods presented.

Net Investment in Direct Financing Lease

        We own one SNF under a lease agreement that is classified as a direct financing lease, as there is a tenant purchase obligation at the end of the lease term. The net investment in direct financing lease represents the total undiscounted rental payments (including the tenant's purchase obligation) plus estimated unguaranteed residual value less the unearned lease income and is recorded as a receivable on our combined consolidated balance sheets. Unearned lease income represents the excess of the minimum lease payments and residual values over the cost of the investment. Unearned income is deferred and amortized to income over the lease terms to provide a constant yield when collectability of the lease payments is reasonably assured. Our net investment in direct financing lease has a carrying amount of $21.6 million and $21.2 million as of December 31, 2014 and 2013, respectively. Income from our net investment in direct financing lease was $2.4 million, $2.4 million and $2.3 million for the years ended December 31, 2014, 2013 and 2012, respectively. Future minimum lease payments contractually due under direct financing lease at December 31, 2014, were as follows: 2015—$2.0 million; 2016—$2.1 million; 2017—$2.1 million; 2018—$2.2 million; 2019—$2.2 million; thereafter—$29.1 million.

Loans Receivable

        We determine the fair value of loans receivable acquired in connection with a business combination by discounting the estimated future cash flows using current interest rates at which similar loans with the same terms and length to maturity would be made to borrowers with similar credit ratings. We do not establish a valuation allowance at the acquisition date because the estimated future cash flows already reflect our judgment regarding their uncertainty. We recognize the difference between the acquisition date fair value and the total expected cash flows as interest income using the effective interest method over the life of the applicable loan. We immediately recognize in income any unamortized balances if the loan is repaid before its contractual maturity.

        Subsequent to the acquisition date, we evaluate changes regarding the uncertainty of future cash flows and the need for a valuation allowance, as appropriate. We regularly evaluate the collectability of loans receivable based on factors such as corporate and facility-level financial and operational reports, compliance with financial covenants set forth in the applicable loan agreement, the financial strength of the borrower and any guarantor, the payment history of the borrower and current economic conditions. If our evaluation of these factors indicates it is probable that we will be unable to collect all amounts due under the terms of the applicable loan agreement, we provide a reserve against the portion of the receivable that we estimate may not be collected.

Centralized Cash Management

        We and our wholly owned subsidiaries have historically been subject to Ventas's centralized cash management system. All payments have been controlled and made by Ventas resulting in intercompany transactions between us and Ventas that do not settle in cash. The net effect of these intercompany transactions is reflected in net distribution to parent on the combined consolidated statements of cash flows and the combined consolidated statements of equity. The net distributions were $225.6 million, $248.3 million, and $231.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.

        The cash balances contained in our combined consolidated balance sheets are related to our joint venture entities that do not participate in the centralized cash management system.

Tenant Deposits

        Tenant deposits consist of amounts provided by our tenants, and held by us, to provide for future real estate tax and insurance expenditures and tenant improvements related to our properties and operations.

Fair Values of Financial Instruments

        Fair value is a market-based measurement, not an entity-specific measurement, and we determine fair value based on the assumptions that we expect market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, GAAP establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

        Level one inputs utilize unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access. Level two inputs are inputs other than quoted prices included in level one that are directly or indirectly observable for the asset or liability. Level two inputs may include quoted prices for similar assets and liabilities in active markets and other inputs for the asset or liability that are observable at commonly quoted intervals, such as interest rates and yield curves. Level three inputs are unobservable inputs for the asset or liability, which typically are based on our own assumptions, because there is little, if any, related market activity. If the determination of the fair value measurement is based on inputs from different levels of the hierarchy, the level within which the entire fair value measurement falls is the lowest level input that is significant to the fair value measurement in its entirety. If the volume and level of market activity for an asset or liability has decreased significantly relative to the normal market activity for such asset or liability (or similar assets or liabilities), then transactions or quoted prices may not accurately reflect fair value. In addition, if there is evidence that a transaction for an asset or liability is not orderly, little, if any, weight is placed on that transaction price as an indicator of fair value. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

        We use the following methods and assumptions in estimating the fair value of our financial instruments.

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  Cash—The carrying amount of unrestricted cash reported on our combined consolidated balance sheets approximates fair value.

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  Loans receivable—We estimate the fair value of loans receivable using level two and level three inputs: we discount future cash flows using current interest rates at which similar loans with the same terms and length to maturity would be made to borrowers with similar credit ratings.

Revenue Recognition

  Triple-Net Leased Properties

        Certain of our triple-net leases provide for periodic and determinable increases in base rent. We recognize base rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is reasonably assured. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in other assets on our combined consolidated balance sheets.

        Our remaining leases provide for periodic increases in base rent only if certain revenue parameters or other substantive contingencies are met. We recognize the increased rental revenue under these leases as the related parameters or contingencies are met, rather than on a straight-line basis over the applicable lease term.

        We recognize income from rent, lease termination fees and all other income when all of the following criteria are met in accordance with Securities and Exchange Commission ("SEC") Staff Accounting Bulletin 104: (i) the applicable agreement has been fully executed and delivered; (ii) services have been rendered; (iii) the amount is fixed or determinable; and (iv) collectability is reasonably assured.

  Allowances

        We assess the collectability of our rent receivables, including straight-line rent receivables. We base our assessment of the collectability of rent receivables (other than straight-line rent receivables) on several factors, including, among other things, payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, if any, and current economic conditions. If our evaluation of these factors indicates it is probable that we will be unable to recover the full value of the receivable, we provide a reserve against the portion of the receivable that we estimate may not be recovered. We also base our assessment of the collectability of straight-line rent receivables on several factors, including, among other things, the financial strength of the tenant and any guarantors, the historical operations and operating trends of the property, the historical payment pattern of the tenant and the type of property. If our evaluation of these factors indicates it is probable that we will be unable to receive the rent payments due in the future, we provide a reserve against the recognized straight-line rent receivable asset for the portion, up to its full value, that we estimate may not be recovered. If we change our assumptions or estimates regarding the collectability of future rent payments required by a lease, we may adjust our reserve to increase or reduce the rental revenue recognized in the period we make such change in our assumptions or estimates.

  Loans

        We recognize interest income from loans, including discounts and premiums, using the effective interest method when collectability is reasonably assured. We apply the effective interest method on a loan-by-loan basis and recognize discounts and premiums as yield adjustments over the related loan term. We recognize interest income on an impaired loan to the extent our estimate of the fair value of the collateral is sufficient to support the balance of the loan, other receivables and all related accrued interest. When the balance of the loan, other receivables and all related accrued interest is equal to or less than our estimate of the fair value of the collateral, we recognize interest income on a cash basis. We provide a reserve against an impaired loan to the extent our total investment in the loan exceeds our estimate of the fair value of the loan collateral.

Federal Income Tax

        Ventas has elected to be treated as a REIT under the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), for every year beginning with the year ended December 31, 1999. Accordingly, Ventas is not generally subject to federal income tax. We intend to elect to be treated as a REIT under the applicable provisions of the Code, beginning with the taxable year in which the distribution occurs.

Segment Reporting

        As of December 31, 2014, 2013 and 2012, we operated through a single reportable business segment: triple-net leased properties. We invest in SNFs and other healthcare properties throughout the United States and lease those properties to healthcare operating companies under "triple-net" or "absolute-net" leases that obligate the tenants to pay all property-related expenses.

Recently Issued or Adopted Accounting Standards

        In June 2011, the FASB issued Accounting Standards Update ("ASU") 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"), which amends ASC Topic 220, Comprehensive Income. ASU 2011-05 requires entities to present comprehensive income in either: (i) one continuous financial statement or (ii) two separate but consecutive statements that display net income and the components of other comprehensive income. Totals and individual components of both net income and other comprehensive income must be included in either presentation. We adopted the provisions of ASU 2011-05 on January 1, 2012. This adoption had no impact on our combined consolidated financial statements, as we have no applicable components of other comprehensive income.

        In 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers ("ASU 2014-09"), which outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU 2014-09 states that "an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services." While ASU 2014-09 specifically references contracts with customers, it may apply to certain other transactions such as the sale of real estate or equipment. ASU 2014-09 is effective for us beginning January 1, 2018. We are continuing to evaluate this guidance; however, we do not expect its adoption to have a significant impact on our combined consolidated financial statements, as substantially all of our revenue consists of rental income from leasing arrangements, which are specifically excluded from ASU 2014-09.

        In 2015, the FASB ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis ("ASU 2015-02") which makes certain changes to both the variable interest model and the voting model including changes to (1) the identification of variable interests (fees paid to a decision maker or service provider), (2) the variable interest entity characteristics for a limited partnership or similar entity and (3) the primary beneficiary determination. ASU 2015-02 is effective for us beginning January 1, 2016. We are continuing to evaluate this guidance; however, we do not expect its adoption to have a significant impact on our combined consolidated financial statements.

        In addition, Section 107 of the JOBS Act provides that an "emerging growth company" can take advantage of the extended transition period provided in Section 13(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), for complying with new or revised accounting standards. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected not to take advantage of the benefits of this extended transition period and, therefore, will be subject to the same new or revised accounting standards as other public companies that are not emerging growth companies. This election is irrevocable.